Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	$ 89,082
Depreciation for year		(15,533)	$ (12,094)		$ (8,972)
Ending balance		97,063	89,082	[1]
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		126,299	91,058
Additions		28,434	27,066
Additions acquired through business combinations		208	1,365
Disposals		(5,301)	(292)
Transfers		7	(194)
Foreign exchange movements		(6,764)	7,296
Ending balance		142,883	126,299		91,058
Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(37,217)	(23,059)
Depreciation for year		(15,533)	(12,094)
Impairment for year			(757)
Disposals		5,101	272
Transfers			212
Foreign exchange movements		1,829	(1,791)
Ending balance		(45,820)	(37,217)		(23,059)
Freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		19,569
Ending balance		18,024	19,569
Freehold Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		19,569	17,818
Foreign exchange movements		(1,545)	1,751
Ending balance		18,024	19,569		17,818
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		48,421
Ending balance		49,637	48,421
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		65,448	43,135
Additions		12,264	18,039
Additions acquired through business combinations		6	1,052
Disposals		(3,219)
Transfers		(2,383)	(174)
Foreign exchange movements		(2,851)	3,396
Ending balance		69,265	65,448		43,135
Leasehold Improvements | Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(17,027)	(10,517)
Depreciation for year		(6,615)	(5,175)
Impairment for year			(620)
Disposals		3,095
Transfers			77
Foreign exchange movements		919	(792)
Ending balance		(19,628)	(17,027)		(10,517)
Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		11,494
Ending balance		15,239	11,494
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		19,195	12,968
Additions		8,167	4,799
Additions acquired through business combinations		43
Disposals		(1,045)	(80)
Transfers		85	513
Foreign exchange movements		(1,370)	995
Ending balance		25,075	19,195		12,968
Fixtures and Fittings | Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(7,701)	(4,660)
Depreciation for year		(3,589)	(2,605)
Impairment for year			(135)
Disposals		1,008	83
Transfers			(14)
Foreign exchange movements		446	(369)
Ending balance		(9,836)	(7,701)		(4,660)
Motor Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		71
Ending balance		150	71
Motor Vehicles | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		201	193
Additions		108
Foreign exchange movements		(7)	8
Ending balance		302	201		193
Motor Vehicles | Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(130)	(100)
Depreciation for year		(29)	(22)
Foreign exchange movements		7	(8)
Ending balance		(152)	(130)		(100)
Plant Machinery and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		9,527
Ending balance		14,013	9,527
Plant Machinery and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		21,886	16,944
Additions		7,895	4,228
Additions acquired through business combinations		159	313
Disposals		(1,037)	(212)
Transfers		2,305	(533)
Foreign exchange movements		(991)	1,146
Ending balance		30,217	21,886		16,944
Plant Machinery and Equipment | Accumulated Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(12,359)	(7,782)
Depreciation for year		(5,300)	(4,293)
Impairment for year			(2)
Disposals		998	189
Transfers			150
Foreign exchange movements		457	(621)
Ending balance		$ (16,204)	$ (12,359)		$ (7,782)

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.